EQUITY	12 Months Ended
Dec. 31, 2022
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
EQUITY
20. EQUITY

Share capital

At December 31, 2022 and 2021 the fully paid up share capital of the Company was €2,573 thousand, consisting of 193,923,499 common shares and 63,349,112 special voting shares, all with a nominal value of €0.01. At December 31, 2022, the Company had 11,970,001 common shares and 5,199 special voting shares held in treasury, while at December 31, 2021, the Company had 10,080,103 common shares and 4,190 special voting shares. Shares in treasury include shares repurchased under the Group’s share repurchase program, which are recorded based on the transaction trade date. The increase in common shares held in treasury primarily reflects the repurchase of shares by the Company through its share repurchase programs, partially offset by shares assigned under the Group’s equity incentive plans. At December 31, 2022 and 2021 the Company held in treasury 4.65 percent and 3.92 percent of the total issued share capital of the Company, respectively.(1)
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(1)The percentage of shares held in treasury compared to total issued share capital remains substantially the same if calculated considering only common shares held in treasury or if calculated considering common shares and special voting shares held in treasury.

    The following table summarizes the changes in the number of outstanding common shares and outstanding special voting shares of the Company for the years ended December 31, 2022 and 2021:

	Common Shares	Special Voting Shares	Total
Outstanding shares at December 31, 2020	184,747,890	63,346,922	248,094,812
Common shares repurchased under share repurchase program(1)	(1,167,592)	—	(1,167,592)
Common shares assigned under equity incentive plans(2)	263,098	—	263,098
Other changes(3)	—	(2,000)	(2,000)
Outstanding shares at December 31, 2021	183,843,396	63,344,922	247,188,318
Common shares repurchased under share repurchase program(4)	(1,966,816)	—	(1,966,816)
Common shares assigned under equity incentive plans(5)	76,918	—	76,918
Other changes(3)	—	(1,009)	(1,009)
Outstanding shares at December 31, 2022	181,953,498	63,343,913	245,297,411
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(1)Includes shares repurchased under the share repurchase program between January 1, 2021 and December 31, 2021 based on the transaction trade date, for a total consideration of €231,024 thousand, including transaction costs.
(2)On March 16, 2021, 356,571 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On March 17, 2021, the Company purchased 93,473 common shares, for a total consideration of €15,432 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (Sell to Cover) in an over-the-counter transaction. See Note 21 “Share-Based Compensation” for additional details relating to the Group’s equity incentive plans.
(3)Relates to the deregistration of certain special voting shares under the Company’s special voting shares term and conditions.
(4)Includes shares repurchased under the share repurchase program between January 1, 2022 and December 31, 2022 based on the transaction trade date, for a total consideration of €384,869 thousand, including transaction costs.
(5)On March 16, 2022, 122,125 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On the same day, the Company purchased 56,517 common shares, for a total consideration of €10,365 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction. On May 25, 2022, 6,643 common shares, which were previously held in treasury, were assigned to certain employees. On the same day, the Company purchased 3,185 common shares, for a total consideration of €562 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction. On December 2, 2022, 11,218 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans. On the same day, the Company purchased, 3,366 common shares, for a total consideration of €726 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction. See Note 21 “Share-Based Compensation” for additional details relating to the Group’s equity incentive plans.
The loyalty voting structure

The purpose of the loyalty voting structure is to reward ownership of the Company’s common shares and to promote stability of the Company’s shareholder base by granting long-term shareholders of the Company with special voting shares. Following the separation of Ferrari from the Stellantis Group (previously referred to as Fiat Chrysler Automobiles N.V. or FCA prior to the merger between FCA and Peugeot S.A. completed on January 16, 2021, which resulted in the creation of Stellantis N.V.) in 2016, Exor N.V. (“Exor”) and Piero Ferrari participate in the Company’s loyalty voting program and, therefore, effectively hold two votes for each of the common shares they hold. Investors who purchase common shares may elect to participate in the loyalty voting program by registering their common shares in the loyalty share register and holding them for three years. The loyalty voting program will be affected by means of the issue of special voting shares to eligible holders of common shares. Each special voting share entitles the holder to exercise one vote at the Company’s shareholder meetings. Only a minimal dividend accrues to the special voting shares allocated to a separate special dividend reserve, and the special voting shares do not carry any entitlement to any other reserve of the Group. The special voting shares have only immaterial economic entitlements and, as a result, do not impact the Company’s earnings per share calculation.

Retained earnings and other reserves

Retained earnings and other reserves includes:

•a share premium reserve of €5,768,544 thousand at December 31, 2022 (€5,768,544 thousand at December 31, 2021).
•a legal reserve of 19 at December 31, 2022 and €93 thousand at December 31, 2021, determined in accordance with Dutch law.
•a treasury reserve of €1,244,045 thousand at December 31, 2022 and €847,525 thousand at December 31, 2021.
•a share-based compensation reserve of €28,574 thousand at December 31, 2022 and €28,379 thousand at December 31, 2021.
Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 13, 2022, a dividend distribution of €1.362 per outstanding common share was approved, corresponding to a total distribution of €249,522 thousand, which was fully paid in 2022). The distribution was made from the retained earnings reserve.

Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 15, 2021, a dividend distribution of €0.867 per common share was approved, corresponding to a total distribution of €160,272 thousand (of which €160,101 thousand was paid in 2021). The distribution was made from the retained earnings reserve.

Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 16, 2020, a dividend distribution of €1.13 per common share was approved, corresponding to a total distribution of €208,765 thousand (of which €208,100 thousand was paid in 2020). The distribution was made from the retained earnings reserve.
    Other comprehensive income/(loss)

The following table presents other comprehensive income/(loss):

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans (1)	1,605	(463)	34
Total items that will not be reclassified to the consolidated income statement in subsequent periods	1,605	(463)	34
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	17,149	(56,855)	59,666
Losses/(Gains) on cash flow hedging instruments reclassified to the consolidated income statement	75,749	(7,275)	(19,557)
Gains/(Losses) on cash flow hedging instruments	92,898	(64,130)	40,109
Exchange differences on translating foreign operations	9,798	14,229	(11,731)
Total items that may be reclassified to the consolidated income statement in subsequent periods	102,696	(49,901)	28,378
Total other comprehensive income/(loss)	104,301	(50,364)	28,412
Related tax impact	(25,002)	18,070	(11,290)
Total other comprehensive income/(loss), net of tax	79,299	(32,294)	17,122
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(1)Includes a loss of €15 thousand, a gain of €83 thousand and a loss of €4 thousand for the years ended December 31, 2022, 2021 and 2020, respectively, related to the Group’s proportionate share of the remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.

Gains and losses on the remeasurement of defined benefit plans include actuarial gains and losses arising during the period and are offset against the related net defined benefit liabilities.

The tax effects relating to other comprehensive income/(loss) are summarized in the following table:

	For the years ended December 31,
	2022			2021			2020
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
Gains/(Losses) on remeasurement of defined benefit plans	1,605	(376)	1,229	(463)	110	(353)	34	1	35
Gains/(Losses) on cash flow hedging instruments	92,898	(24,626)	68,272	(64,130)	17,960	(46,170)	40,109	(11,291)	28,818
Exchange (losses)/gains on translating foreign operations	9,798	—	9,798	14,229	—	14,229	(11,731)	—	(11,731)
Total other comprehensive (loss)/income	104,301	(25,002)	79,299	(50,364)	18,070	(32,294)	28,412	(11,290)	17,122

Transactions with non-controlling interests

With the exception of dividends paid to non-controlling interests, there were no transactions with non-controlling interests for the years ended December 31, 2022, 2021 or 2020.

Policies and processes for managing capital

The Group’s objectives when managing capital are to create value for shareholders as a whole, safeguard business continuity and support the sustainable growth of the Group. As a result, the Group endeavors to maintain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds.